Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 11,243	$ 16,876	$ 20,537
Contract assets	176	789	371
Provision for credit notes to be issued	(225)	(465)	(536)
Provisions on trade receivables	(2,524)	(2,789)	(2,724)
Net trade receivables	$ 8,670	$ 14,411	$ 17,648